Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Year-end premises and equipment

	2012	2011
Land	$1,758	$1,758
Buildings	11,914	11,893
Furniture, fixtures and equipment	5,319	5,242

	18,991	18,893
Less: Accumulated depreciation	(7,548)	(6,720)

	$11,443	12,173